COMMON STOCK (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Nonvested Options
Number of Options Nonvested, Granted			1,396,026
2020 [Member]
Number of Options Outstanding, Beginning Balance		1,410,000
Number of Options Outstanding, Exercised		(5,000)
Number of Options Outstanding, Ending Balance		1,405,000
Number of Options Exercisable		1,405,000
Weighted Average Exercise Price, Beginning		$ 0.24
Weighted Average Exercise Price, Exercised		0.15
Weighted Average Exercise Price, Ending		0.24
Weighted Average Exercise Price, Exercisable		$ 0.24
Weighted Average Remaining Contractual Term in Years, Beginning		8 years 8 months 12 days
Weighted Average Remaining Contractual Term in Years, Ending		7 years 8 months 12 days
Weighted Average Remaining Contractual Term in Years, Exercisable Ending		7 years 8 months 12 days
Nonvested Options
Number of Options Nonvested, Beginning		433,333
Number of Options Nonvested, Vested		433,333
Number of Options Nonvested, Ending		0
Weighted Average Grant Date Fair Value
Weighted Average grant date Fair Value Nonvested, Beginning		$ 0.13
Weighted Average grant date Fair Value Granted		0
Weighted Average grant date Fair Value Vested		0.13
Weighted Average grant date Fair Value Nonvested, Ending		$ 0
Weighted Average Remaining Years to Vest
Weighted Average Remaining Years to vest Nonvested, Begining		7 months 6 days
Weighted Average Remaining Years to vest Nonvested, Ending		0 years
2021 [Member]
Number of Options Outstanding, Beginning Balance	1,405,000
Number of Options Outstanding, Ending Balance	1,405,000
Number of Options Exercisable	1,405,000
Weighted Average Exercise Price, Beginning	$ 0.24
Weighted Average Exercise Price, Exercised	0
Weighted Average Exercise Price, Ending	0.24
Weighted Average Exercise Price, Exercisable	$ 0.24
Weighted Average Remaining Contractual Term in Years, Beginning	7 years 8 months 12 days
Weighted Average Remaining Contractual Term in Years, Ending	7 years 4 months 24 days
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	7 years 4 months 24 days
Weighted Average Grant Date Fair Value
Weighted Average grant date Fair Value Nonvested, Beginning	$ 0
Weighted Average grant date Fair Value Granted	0
Weighted Average grant date Fair Value Vested	0
Weighted Average grant date Fair Value Nonvested, Ending	$ 0
Weighted Average Remaining Years to Vest
Weighted Average Remaining Years to vest Nonvested, Begining	0 years
Weighted Average Remaining Years to vest Nonvested, Ending	0 years